Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Jubilee Limited and WPP 2005 Limited as subsidiary guarantors - Condensed Consolidating Balance Sheet (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Goodwill	£ 13,202.8	£ 12,952.9	[1]	£ 13,214.3
Other	1,842.0	2,018.4	[1]	2,217.3
Property, plant and equipment	1,083.0	979.5	[1]	968.7
Interests in associates and joint ventures	796.8	1,065.2	[1]	1,069.4
Other investments	666.7	1,153.5	[1]	1,310.3
Deferred tax assets	153.0	160.3	[1]
Trade and other receivables	180.0	176.2	[1]
Non-current assets	17,924.3	18,506.0	[1]
Current assets
Corporate income tax recoverable	198.7	234.7	[1]
Trade and other receivables	13,101.5	12,530.7	[1]
Cash and short-term deposits	2,643.2	2,391.4	[1]
Current assets	15,943.4	15,156.8	[1]
Current liabilities
Trade and other payables	(15,038.4)	(14,241.1)	[1]
Corporate income tax payable	(545.9)	(649.3)	[1]
Bank overdrafts, bonds and bank loans	(1,025.1)	(624.1)	[1]
Current liabilities	(16,609.4)	(15,514.5)	[1]
Net current (liabilities)/assets	(666.0)	(357.7)	[1]
Total assets less current liabilities	17,258.3	18,148.3	[1]
Non-current liabilities
Bonds and bank loans	(5,634.8)	(6,250.4)	[1]
Trade and other payables	(841.4)	(992.8)	[1]
Deferred tax liabilities	(479.5)	(513.7)	[1]
Provision for post-employment benefits	(184.3)	(206.3)	[1]
Provisions for liabilities and charges	(311.7)	(229.0)	[1]
Non-current liabilities	(7,451.7)	(8,192.2)	[1]
Net assets	9,806.6	9,956.1	[1]
Attributable to:
Equity shareholders' funds	9,382.2	9,487.3	[1]
Non-controlling interests	424.4	468.8	[1]
Total equity	9,806.6	9,956.1	[1]	£ 9,761.7	£ 8,009.9
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member]
Non-current assets
Goodwill	13,202.8	12,952.9
Other	1,842.0	2,018.4
Property, plant and equipment	1,083.0	979.5
Interests in associates and joint ventures	796.8	1,065.2
Other investments	666.7	1,153.5
Deferred tax assets	153.0	160.3
Trade and other receivables	180.0	176.2
Non-current assets	17,924.3	18,506.0
Current assets
Corporate income tax recoverable	198.7	234.7
Trade and other receivables	13,101.5	12,530.7
Cash and short-term deposits	2,643.2	2,391.4
Current assets	15,943.4	15,156.8
Current liabilities
Trade and other payables	(15,038.4)	(14,241.1)
Corporate income tax payable	(545.9)	(649.3)
Bank overdrafts, bonds and bank loans	(1,025.1)	(624.1)
Current liabilities	(16,609.4)	(15,514.5)
Net current (liabilities)/assets	(666.0)	(357.7)
Total assets less current liabilities	17,258.3	18,148.3
Non-current liabilities
Bonds and bank loans	(5,634.8)	(6,250.4)
Trade and other payables	(841.4)	(992.8)
Deferred tax liabilities	(479.5)	(513.7)
Provision for post-employment benefits	(184.3)	(206.3)
Provisions for liabilities and charges	(311.7)	(229.0)
Non-current liabilities	(7,451.7)	(8,192.2)
Net assets	9,806.6	9,956.1
Attributable to:
Equity shareholders' funds	9,382.2	9,487.3
Non-controlling interests	424.4	468.8
Total equity	9,806.6	9,956.1
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP plc [member]
Non-current assets
Investment in subsidiaries	15,463.9	14,638.1
Non-current assets	15,463.9	14,638.1
Current assets
Trade and other receivables	0.6	0.3
Intercompany receivables	1,675.6	1,661.4
Current assets	1,676.2	1,661.7
Current liabilities
Trade and other payables	(3.7)	(16.9)
Intercompany payables	(5,190.3)	(2,808.3)
Bank overdrafts, bonds and bank loans	(1,174.1)	(2,627.7)
Current liabilities	(6,368.1)	(5,452.9)
Net current (liabilities)/assets	(4,691.9)	(3,791.2)
Total assets less current liabilities	10,772.0	10,846.9
Non-current liabilities
Intercompany payables	(1,389.8)	(1,359.6)
Non-current liabilities	(1,389.8)	(1,359.6)
Net assets	9,382.2	9,487.3
Attributable to:
Equity shareholders' funds	9,382.2	9,487.3
Total equity	9,382.2	9,487.3
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Subsidiary Guarantors [member]
Non-current assets
Property, plant and equipment	26.1	16.5
Investment in subsidiaries	29,329.2	27,746.7
Intercompany receivables	205.4	203.3
Non-current assets	29,560.7	27,966.5
Current assets
Trade and other receivables	497.9	457.3
Intercompany receivables	1,720.6	1,713.8
Cash and short-term deposits	17.3	231.2
Current assets	2,235.8	2,402.3
Current liabilities
Trade and other payables	(57.5)	(113.9)
Intercompany payables	(6,078.1)	(5,607.8)
Bank overdrafts, bonds and bank loans	(1,991.2)	(1,871.8)
Current liabilities	(8,126.8)	(7,593.5)
Net current (liabilities)/assets	(5,891.0)	(5,191.2)
Total assets less current liabilities	23,669.7	22,775.3
Non-current liabilities
Intercompany payables	(8,205.8)	(8,137.2)
Non-current liabilities	(8,205.8)	(8,137.2)
Net assets	15,463.9	14,638.1
Attributable to:
Equity shareholders' funds	15,463.9	14,638.1
Total equity	15,463.9	14,638.1
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP Finance 2010 [member]
Non-current assets
Trade and other receivables		1.6
Intercompany receivables	2,182.9	2,078.3
Non-current assets	2,182.9	2,079.9
Current assets
Trade and other receivables	0.1	0.1
Intercompany receivables	55.2	65.7
Cash and short-term deposits	41.4
Current assets	96.7	65.8
Current liabilities
Trade and other payables	(21.6)	(19.6)
Intercompany payables	(0.9)
Bank overdrafts, bonds and bank loans	(89.4)	(27.4)
Current liabilities	(111.9)	(47.0)
Net current (liabilities)/assets	(15.2)	18.8
Total assets less current liabilities	2,167.7	2,098.7
Non-current liabilities
Bonds and bank loans	(2,151.8)	(2,087.1)
Trade and other payables	(5.5)
Non-current liabilities	(2,157.3)	(2,087.1)
Net assets	10.4	11.6
Attributable to:
Equity shareholders' funds	10.4	11.6
Total equity	10.4	11.6
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Other Subsidiaries [member]
Non-current assets
Goodwill	13,202.8	12,952.9
Other	1,842.0	2,018.4
Property, plant and equipment	1,056.9	963.0
Interests in associates and joint ventures	796.8	1,065.2
Other investments	666.7	1,153.5
Deferred tax assets	153.0	160.3
Trade and other receivables	180.0	174.6
Intercompany receivables	7,657.7	7,649.3
Non-current assets	25,555.9	26,137.2
Current assets
Corporate income tax recoverable	198.7	234.7
Trade and other receivables	12,602.9	12,073.0
Intercompany receivables	8,130.6	5,268.7
Cash and short-term deposits	5,839.2	6,687.3
Current assets	26,771.4	24,263.7
Current liabilities
Trade and other payables	(14,955.6)	(14,090.7)
Intercompany payables	(312.7)	(293.5)
Corporate income tax payable	(545.9)	(649.3)
Bank overdrafts, bonds and bank loans	(1,025.1)	(624.3)
Current liabilities	(16,839.3)	(15,657.8)
Net current (liabilities)/assets	9,932.1	8,605.9
Total assets less current liabilities	35,488.0	34,743.1
Non-current liabilities
Bonds and bank loans	(3,483.0)	(4,163.3)
Trade and other payables	(835.9)	(992.8)
Intercompany payables	(450.4)	(434.1)
Deferred tax liabilities	(479.5)	(513.7)
Provision for post-employment benefits	(184.3)	(206.3)
Provisions for liabilities and charges	(311.7)	(229.0)
Non-current liabilities	(5,744.8)	(6,539.2)
Net assets	29,743.2	28,203.9
Attributable to:
Equity shareholders' funds	29,318.8	27,735.1
Non-controlling interests	424.4	468.8
Total equity	29,743.2	28,203.9
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Reclassifications/Eliminations [member]
Non-current assets
Investment in subsidiaries	(44,793.1)	(42,384.8)
Intercompany receivables	(10,046.0)	(9,930.9)
Non-current assets	(54,839.1)	(52,315.7)
Current assets
Intercompany receivables	(11,582.0)	(8,709.6)
Cash and short-term deposits	(3,254.7)	(4,527.1)
Current assets	(14,836.7)	(13,236.7)
Current liabilities
Intercompany payables	11,582.0	8,709.6
Bank overdrafts, bonds and bank loans	3,254.7	4,527.1
Current liabilities	14,836.7	13,236.7
Total assets less current liabilities	(54,839.1)	(52,315.7)
Non-current liabilities
Intercompany payables	10,046.0	9,930.9
Non-current liabilities	10,046.0	9,930.9
Net assets	(44,793.1)	(42,384.8)
Attributable to:
Equity shareholders' funds	(44,793.1)	(42,384.8)
Total equity	£ (44,793.1)	£ (42,384.8)

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.